1. NATURE AND CONTINUANCE OF OPERATIONS	3 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 1. NATURE AND CONTINUANCE OF OPERATIONS

Entrée Gold Inc. was incorporated under the laws of the Province of British Columbia on July 19, 1995 and continued under the laws of the Yukon Territory on January 22, 2003. On May 27, 2005, Entrée Gold Inc. changed its governing jurisdiction from the Yukon Territory to British Columbia by continuing into British Columbia under the Business Corporations Act (British Columbia). The principal business activity of Entrée Gold Inc., together with its subsidiaries (collectively referred to as “the Company”), is the exploration of mineral property interests. To date, the Company has not generated significant revenues from its operations and is considered to be in the exploration stage.

All amounts are expressed in United States dollars, except for certain amounts denoted in Canadian dollars ("C$"), and Australian dollars ("A$").

These consolidated financial statements have been prepared on the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company currently earns no operating revenues. Continued operations of the Company are dependent upon the Company’s ability to secure additional equity capital or receive other financial support, and in the longer term to generate profits from business operations. Management believes that the Company has sufficient working capital to maintain its operations for the next fiscal year.